Intangible assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Intangible assets

24.	Intangible assets
24.1.	By class of assets

	Rights and Concessions (1)	Software	Goodwill	Total
Balance at January 1, 2024	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Addition	24	201	−	225
Capitalized borrowing costs	−	12	−	12
Write-offs	(18)	(2)	−	(20)
Transfers	−	7	−	7
Amortization	(4)	(130)	−	(134)
Impairment recognition (note 25)	(224)	−	−	(224)
Translation adjustment	(506)	(142)	(5)	(653)
Balance at December 31, 2024	1,697	538	20	2,255
Cost	1,750	1,663	20	3,433
Accumulated amortization and impairment	(53)	(1,125)	−	(1,178)
Estimated useful life in years	Indefinite (2)	5	Indefinite

Balance at January 1, 2023	2,523	439	24	2,986
Cost	2,578	1,560	24	4,162
Accumulated amortization and impairment	(55)	(1,121)	−	(1,176)
Addition	148	200	−	348
Capitalized borrowing costs	−	13	−	13
Write-offs	(41)	−	−	(41)
Transfers	(11)	2	−	(9)
Signature Bonuses Transfers (3)	(16)	−	−	(16)
Amortization	(4)	(100)	−	(104)
Impairment recognition (note 25)	(364)	−	−	(364)
Translation adjustment	190	38	1	229
Balance at December 31, 2023	2,425	592	25	3,042
Cost	2,489	1,891	25	4,405
Accumulated amortization and impairment	(64)	(1,299)	−	(1,363)
Estimated useful life in years	Indefinite (2)	5	Indefinite
(1) It comprises mainly signature bonuses (amounts paid in concession and production sharing contracts for oil or natural gas exploration), in addition to public service concessions, trademarks and patents and others.
(2) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.
(3) Transfer to PP&E Assets.

24.2.	ANP Bidding Result

Blocks in the Pelotas Basin - 4th Permanent Concession Offering Cycle

On December 13, 2023, Petrobras acquired exploration and production rights for oil and natural gas in 29 blocks in the Pelotas Basin during the 4th Permanent Concession Offering Cycle conducted by ANP, with a signature bonus payment of US$ 20 in 2024. For more information about the contracts signed through partnerships, see note 27.

24.3.	Exploration rights returned to the ANP

In 2024, the return of 5 exploratory blocks was approved, resulting in the write-off of the respective assets. These blocks are: ES-M-598 and ES-M-673, located in the Espírito Santo Basin; PAR-T-175, in the Paraná Basin, totaling US$ 19; as well as blocks C-M-657 and C-M-709, located in the Campos Basin, as stated in explanatory note 25. In 2023, 8 exploration areas located in the pre-salt area of the Campos Basin were returned to ANP, totaling US$ 414 (R$ 2,006 million) in exploration rights written-off.

For more information see note 26 regarding exploration and evaluation of oil and gas reserves.

Accounting policy for intangible assets

Intangible assets are measured at the acquisition cost, less accumulated amortization and impairment losses.

Internally-generated intangible assets are not capitalized and are expensed as incurred, except for development costs that meet the recognition criteria related to the completion and use of assets, probable future economic benefits, and others.

When the technical and commercial feasibility of oil and gas production is demonstrated for the first field in an area, the value of the signature bonus is reclassified to property, plant and equipment at their full value. While they are registered in intangible assets, they are not amortized. Other intangible assets with defined useful lives are amortized on a straight-line basis over their estimated useful lives.

If, when defining the technical and commercial feasibility of the first field of a block, there are exploratory activities being carried out in different locations in the block, so that oil and gas volumes can be estimated for other possible reservoirs in the area, then the value of the signature bonus is partially reclassified to PP&E, based on the ratio between the volume of oil and gas expected (oil in place - VOIP) of a specific reservoir and the total volume of oil and gas expected for all possible reservoirs in the area.

If exploratory activities in the remaining areas do not result in technical and commercial viability, the corresponding value of the signature bonus is not written off, but transferred to PP&E and added to the value of the signature bonus related to the location that was previously assessed as technically and commercially viable.

Intangible assets with an indefinite useful life are not amortized but are tested annually for impairment. Their useful lives are reviewed annually.